Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Details) - Pemex Industrial Transformation	12 Months Ended
	Dec. 31, 2022 USD ($) Exchange_Rate billionCubicMetersPerDay MMBbls	Dec. 31, 2021 USD ($) Exchange_Rate MMBbls	Dec. 31, 2020 USD ($) Exchange_Rate MXN ($) MMBbls
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	$ 59.37	$ 56.60	$ 52.96
Rate of U.S.$	0.1416	0.0945	0.1083
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	$ 68.79	$ 60.4	$ 48.89
Processed volume | MMBbls	909	891	920
Rate of U.S.$	19.4143	20.5835	19.9487
Useful lives of the cash-generating units (year average)	12 years	11 years	12 years
Pre-tax discount rate	14.16%	9.45%	10.83%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume	2,061	2,148	2,134
Rate of U.S.$	19.4143	20.5835	19.9487
Useful lives of the cash-generating units (year average)	7 years	7 years	7 years
Pre-tax discount rate	13.20%	10.15%	9.76%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.4143	20.5835	19.9487
Useful lives of the cash-generating units (year average)	5 years	6 years	7 years
Pre-tax discount rate	10.73%	8.63%	9.76%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.4143	20.5835	19.9487
Useful lives of the cash-generating units (year average)	5 years	5 years	6 years
Pre-tax discount rate	10.73%	8.63%	8.29%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	19.4143	20.5835
Useful lives of the cash-generating units (year average)	4 years	5 years
Pre-tax discount rate	13.25%	9.96%